Putnam
Vista
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

7-31-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

As I read the management report for Putnam Vista Fund's fiscal 1999, two observations made by the managers struck me as being particularly noteworthy. One was the amount of speculative trading activity that has tended to skew the market's performance in recent months. The other was the dramatic rise in the capitalizations of many of the midsize companies in which your fund invests. For some the surge in value stemmed from active day trading; for others the cause was the economy's continued growth or the market's recognition of their fundamental value.

Among the consequences of these rising valuations was that a number of companies represented in your fund's portfolio outgrew the fund's size parameters, and the holdings were sold in order to maintain a proper balance. On the bright side, the fund was able to take significant profits on many of the transactions and capitalize on other opportunities that presented themselves.

I believe you will find the following discussion of these and other highlights of fiscal 1999 both interesting and informative.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
September 15, 1999


Report from the Fund Managers

Eric Wetlaufer
Anthony C. Santosus
Dana Clark
Margery Parker

Stocks of midsize companies, such as those that make up Putnam Vista Fund's portfolio, achieved strong gains for the year ended July 31, 1999, despite investors' insatiable appetite for large-cap stocks and the more speculative Internet stocks. Midsize companies tend to be nimble and entrepreneurial, with more business experience than their smaller counterparts and more potential for dramatic earnings growth than larger, more established companies. This is reflected in the fund's healthy performance for the 12 months ended July 31, 1999.

Total return for 12 months ended 7/31/99

     Class A          Class B          Class C          Class M
   NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
  15.08%   8.48%   14.27%   9.27%   14.27%  13.27%   14.53%  10.52%
-----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.


* CURRENT TRENDS REDEFINING MID-CAP MARKET

Two trends have had a substantial impact on the performance of midsize companies during the past year. The first is the continuing outperformance of larger-company stocks. This trend is most evident in corporations with more than $10 billion in market capitalization -- companies such as Microsoft and IBM. But larger companies within the mid-cap universe are also benefiting. As a result, some companies that began the fiscal year as midsize companies appreciated so rapidly that they outgrew their mid-cap universe.

For your fund, which focuses on companies with market capitalizations of between $1 billion and $10 billion, this has resulted in the swift appreciation of a handful of desirable but somewhat speculatively valued stocks. Because of their rapid growth, these stocks became such a large percentage of the total portfolio that we were on the verge of having an unwise concentration of assets in too small a number of holdings. We held three such stocks -- Yahoo, Schwab, and Amazon.com -- until June 30. At that time, the fund's benchmark, the Russell Midcap Growth Index, rebalanced and removed companies with a market capitalization greater than $11 billion. Your fund followed suit, taking substantial profits on all three companies.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Retail                        8.9%

Electronics and
electrical equipment          8.3%

Pharmaceuticals
and biotechnology             7.1%

Computer
services                      6.6%

Computer
software                      6.5%

Footnote reads:
*Based on net assets as of 7/31/99. Holdings will vary over time.


The second trend affecting the fund is the high level of speculation in the stock market today. Investors are increasingly divorcing their decision-making from the time-consuming research of long-term fundamentals and opting instead for quick profits in the hottest names. Internet stocks are a prime example. VeriSign Inc., which provides business-to-consumer Internet security, and Intuit Inc., which offers tax planning and financial accounting software as well as a financial services Web site, are two examples of companies that we expect will prosper on their own merits over the long term. While these and other holdings were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* TELECOM, ADVERTISING, RETAIL BOOST FUND RESULTS

The growth of the telecommunications industry has long been regarded as one of the primary reasons for the staying power of the current economic expansion. In 1998, the fund benefited from its cable holdings, as companies such as Comcast (which we recently sold) and Cablevision participated in the race for bigger, faster connections. Building on the success of broadband, the high-speed system for transmitting data, many companies merged or grew in market capitalization, passing well beyond the market capitalization range of your fund.

In 1999, we are finding similar opportunities in cellular communication. One example is QUALCOMM, a wireless-network provider and cellular phone maker. The company receives royalties for its patented cell division multiple access (CDMA), the digitized cellular standard for passing information. We bought the stock early in January after the company announced layoffs to help increase earnings. Since then, an unprofitable infrastructure division has been sold and some patent disputes have been settled -- and the stock price has skyrocketed.

"At Putnam, we believe painstaking research into a company's business potential and its relative position in its market are the most effective way to identify winners regardless of how the stock market performs day to day."

-- Eric Wetlaufer, manager
   Putnam Vista Fund


The advertising and retail industries are benefiting from the stronger economy and a booming stock market. Corporations of all sizes have been big purchasers of advertising to build recognition of their products, attract traffic to their Internet sites, and ultimately expand revenues. Fund holdings Young and Rubicam and Omnicom Group, Inc. are two advertisers with the global exposure to build brand awareness effectively for their clients. In the retail sector, Abercrombie & Fitch Co. is experiencing healthy growth in same-store sales. Estee Lauder, which owns a majority of department store makeup counters, successfully uses its negotiating power to gain the best floor space and to win economies of scale with packaging companies. Discount retailers TJX Cos. and Family Dollar Stores have effectively positioned themselves in their respective markets.

* HEALTH-CARE, FINANCIAL STOCKS TRAIL

Health-care investments struggled during the period as investors worried that increased regulations and the rising costs of drugs, equipment, and trained personnel would depress future earnings. Large drug companies and insurance companies also experienced an earnings deceleration. As a result, we have trimmed the fund's exposure to drug and health-care service companies and invested the proceeds in biotechnology companies. Fund holdings Immunex, Biogen, and Allergan are active in the research of gene splicing and the development of newer, more effective drugs.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

VERITAS Software Corp.
Computer software

Estee Lauder Cos. Class A
Cosmetics

QUALCOMM, Inc.
Telecommunications equipment

Solectron Corp.
Electronics and electrical equipment

Jabil Circuit, Inc.
Electronics and electrical equipment

Comverse Technology, Inc.
Computer services

VeriSign, Inc.
Computer services

Maxim Integrated Products, Inc.
Semiconductors

Teradyne, Inc.
Electronics and electrical equipment

Symbol Technologies, Inc.
Computer equipment

Footnote reads:
These holdings represent 19.4% of the fund's net assets as of 7/31/99. Portfolio holdings will vary over time.


The rise in interest rates took a toll on financial stocks in the second half of the fiscal year. The fund was slightly overweighted in this group of stocks, but we remain optimistic about the sector's prospects. The holding of Zions Bancorp, which is headquartered in Salt Lake City, has become a supra-regional bank through the purchase of smaller banks in California and Nevada. We believe Zions is well positioned to benefit from the Winter Olympic games in 2001. The fund is also invested in Paine Webber, which is primarily focused on asset management for the individual investor.

* FUND FAVORS STEADY GROWTH OVER SPORADIC PERFORMANCE BURSTS

The investment playing field is being forever changed by the speculative nature of investing today. It makes for an exciting marketplace, but we prefer to take a systematic and disciplined approach to our stock selections. You might say it is a modern-day version of the fable about the hare and the tortoise. It is tempting to hop to whatever is hot. But we believe successful investing means anticipating change before it becomes broadly evident in the market. That takes steady, thorough research and highly developed quantitative tools to test new ideas.

In the months ahead, we expect a continuation of the very same qualities that have made the past year so productive -- namely, a vigilant Federal Reserve Board, low inflation, high employment, and a buoyant consumer. We are excited about prospects for the next year and believe that midsize companies are well positioned to make their contribution in the new millennium.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 7/31/99, there is no guarantee the fund will continue to hold these securities in the future. This fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Vista Fund is designed for investors seeking capital appreciation primarily through common stocks.





TOTAL RETURN FOR PERIODS ENDED 7/31/99

                        Class A          Class B            Class C            Class M
(inception dates)      (6/3/68)          (3/1/93)          (7/26/99)          (12/8/94)
                     NAV      POP      NAV     CDSC      NAV      CDSC      NAV       POP
----------------------------------------------------------------------------------------------
1 year               15.08%   8.48%    14.27%   9.27%    14.27%   13.27%    14.53%    10.52%
----------------------------------------------------------------------------------------------
5 years             180.52  164.48    170.36  168.36    170.22   170.22    173.91    164.23
Annual average       22.91   21.47     22.01   21.83     22.00    22.00     22.33     21.45
----------------------------------------------------------------------------------------------
10 years            381.46  353.77    345.74  345.74    346.51   346.51    356.78    340.80
Annual average       17.02   16.33     16.12   16.12     16.14    16.14     16.40     15.99
----------------------------------------------------------------------------------------------
Annual average
(Life of fund)       11.78   11.57     10.74   10.74     10.94    10.94     11.02     10.89
----------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 7/31/99

                                  Russell Midcap                  Consumer
                                  Growth Index                  price index
-----------------------------------------------------------------------------
1 year                               21.69%                        2.14%
-----------------------------------------------------------------------------
5 years                             158.26                        12.33
Annual average                       20.90                         2.35
-----------------------------------------------------------------------------
10 years                            332.96                        34.00
Annual average                       15.79                         2.97
-----------------------------------------------------------------------------
Annual average
(Life of fund)                          --*                        5.18
-----------------------------------------------------------------------------

*The index did not exist at the time of the fund's inception.

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5- and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 7/31/89

                  Fund's class A        Russell Midcap  Consumer price
Date               shares at POP         Growth Index        index

7/31/89                9,425               10,000           10,000
7/31/90                9,722               10,589           10,482
7/31/91               11,108               12,610           10,949
7/31/92               13,159               14,068           11,294
7/31/93               15,743               15,930           11,608
7/31/94               16,176               16,764           11,929
7/31/95               21,226               21,921           12,259
7/31/96               24,757               23,509           12,261
7/31/97               33,732               32,841           12,902
7/31/98               39,432               35,578           13,119
7/31/99              $45,377              $43,296          $13,400

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B or class C shares would have been valued at $44,574 and $44,651, respectively and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $45,678 ($44,080 at public offering price). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 7/31/99

                          Class A       Class B     Class C       Class M
-----------------------------------------------------------------------------
Distributions (number)       1             1          --             1
-----------------------------------------------------------------------------
Income                     $--           $--         $--           $--
-----------------------------------------------------------------------------
Capital gains
  Long-term              1.028         1.028          --         1.028
-----------------------------------------------------------------------------
  Short-term                --            --          --            --
-----------------------------------------------------------------------------
  Total                 $1.028        $1.028         $--        $1.028
-----------------------------------------------------------------------------
Share value:         NAV      POP       NAV          NAV      NAV     POP
-----------------------------------------------------------------------------
7/31/98             $13.49   $14.31   $12.89         $--     $13.22  $13.70
-----------------------------------------------------------------------------
7/26/99*                --       --       --       14.54         --      --
-----------------------------------------------------------------------------
7/31/99              14.30    15.17    13.51       14.30      13.92   14.42
-----------------------------------------------------------------------------

*Inception date of class C shares.




TOTAL RETURN FOR PERIODS ENDED 6/30/99 (most recent calendar quarter)

                        Class A           Class B            Class C             Class M
(inception dates)      (6/3/68)          (3/1/93)           (7/26/99)           (12 /8/94)
                     NAV      POP      NAV      CDSC      NAV       CDSC      NAV        POP
--------------------------------------------------------------------------------------------------
1 year               14.97%   8.34%    14.12%   9.12%     14.07%   13.07%   14.37%      10.39%
--------------------------------------------------------------------------------------------------
5 years             197.60  180.45    186.95  184.95     186.45   186.45   190.16      180.00
Annual average       24.37   22.91     23.47   23.30      23.43    23.43    23.75       22.87
--------------------------------------------------------------------------------------------------
10 years            427.06  396.75    387.63  387.63     388.93   388.93   399.82      382.32
Annual average       18.08   17.39     17.17   17.17      17.20    17.20    17.46       17.04
--------------------------------------------------------------------------------------------------
Annual average
(Life of fund)       11.92   11.70     10.87   10.87      11.07    11.07    11.15       11.03
--------------------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth rates.The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn
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economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

  You can also read Putnam economist Dr. Robert Goodman's commentary and
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  New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com



A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.


Report of independent accountants
For the fiscal year ended July 31, 1999

To the Trustees and Shareholders of
Putnam Vista Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Vista Fund (the "fund") at July 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at July 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
September 14, 1999




The fund's portfolio
July 31, 1999

COMMON STOCKS (100.5%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising (3.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,358,500  Omnicom Group, Inc.                                                                    $   96,283,688
          2,165,600  Young & Rubicam, Inc.                                                                      98,128,750
                                                                                                            --------------
                                                                                                               194,412,438

Airlines (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,693,500  Continental Airlines, Inc. (NON)                                                           71,973,750

Automotive Parts (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,010,600  Lear Corp. (NON)                                                                           48,256,150

Banks (2.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,886,300  Greenpoint Financial Corp.                                                                 61,068,963
             93,912  M & T Bank Corp.                                                                           50,665,524
          1,122,100  Zions Bancorp                                                                              65,081,800
                                                                                                            --------------
                                                                                                               176,816,287

Basic Industrial Products (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,311,900  Danaher Corp.                                                                              74,860,294

Broadcasting (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             64,800  Univision Communications Inc. Class A (NON)                                                 4,487,400

Business Equipment and Services (3.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,102,540  Cintas Corp.                                                                               70,700,378
          3,047,000  Convergys Corp. (NON)                                                                      59,416,500
          1,740,700  Ecolab Inc                                                                                 74,197,338
                                                                                                            --------------
                                                                                                               204,314,216

Cable Television (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            140,300  Cablevision Systems Corp. Class A                                                           9,794,694

Chemicals (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,339,100  Praxair, Inc.                                                                              61,765,988

Computer Equipment (2.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,051,300  Lexmark International Group, Inc. Class A (NON)                                            66,231,900
          2,613,600  Symbol Technologies, Inc.                                                                 102,747,150
                                                                                                            --------------
                                                                                                               168,979,050

Computer Services (6.6%)
--------------------------------------------------------------------------------------------------------------------------
            549,900  CMG Information Services, Inc. (NON)                                                       50,693,906
          1,468,510  Comverse Technology, Inc. (NON)                                                           110,964,287
          2,274,625  Fiserv, Inc. (NON)                                                                         67,812,258
          1,395,800  Galileo International, Inc.                                                                71,447,513
          1,453,000  VeriSign, Inc. (NON)                                                                      107,703,625
                                                                                                            --------------
                                                                                                               408,621,589

Computer Software (6.5%)
--------------------------------------------------------------------------------------------------------------------------
            830,300  Intuit, Inc. (NON)                                                                         67,928,919
          1,454,800  Macromedia, Inc. (NON)                                                                     50,736,150
          1,678,900  Rational Software Corp. (NON)                                                              56,033,288
            867,300  Siebel Systems, Inc. (NON)                                                                 51,279,113
          3,159,600  VERITAS Software Corp. (NON)                                                              177,332,550
                                                                                                            --------------
                                                                                                               403,310,020

Computers (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,163,600  Apple Computer, Inc. (NON)                                                                 64,797,975

Consumer Durable Goods (2.4%)
--------------------------------------------------------------------------------------------------------------------------
          2,970,000  Furniture Brands International, Inc. (NON) (AFF)                                           80,190,000
            954,700  Maytag Corp.                                                                               66,470,988
                                                                                                            --------------
                                                                                                               146,660,988

Consumer Products (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          2,066,400  Dial Corp. (The)                                                                           63,929,250

Cosmetics (2.1%)
--------------------------------------------------------------------------------------------------------------------------
          2,729,600  Estee Lauder Cos. Class A                                                                 129,826,600

Electric Utilities (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            842,100  Florida Progress Corp.                                                                     34,473,469
          1,565,400  IPALCO Enterprises, Inc.                                                                   33,558,263
                                                                                                            --------------
                                                                                                                68,031,732

Electronics and Electrical Equipment (8.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,689,500  Jabil Circuit, Inc. (NON)                                                                 113,127,094
          1,941,400  LSI Logic Corp. (NON)                                                                      97,676,688
          1,812,800  Solectron Corp. (NON)                                                                     116,812,300
          1,379,300  Teradyne, Inc. (NON)                                                                      102,844,056
          1,330,400  Waters Corp. (NON)                                                                         79,491,400
                                                                                                            --------------
                                                                                                               509,951,538

Energy-Related (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            815,300  Calpine Corp. (NON)                                                                        61,300,369

Entertainment (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          3,137,600  Harrah's Entertainment, Inc. (NON)                                                         66,870,100

Environmental Control (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          2,983,100  Republic Services, Inc. (NON)                                                              60,221,331

Financial Services (4.0%)
--------------------------------------------------------------------------------------------------------------------------
            945,000  Capital One Financial Corp.                                                                43,824,375
          1,643,900  Finova Group, Inc.                                                                         72,023,369
          1,059,400  Investment Technology Group, Inc.                                                          37,542,488
          1,262,100  Paine Webber Group Inc.                                                                    50,484,000
          2,365,500  TD Waterhouse Group, Inc. (NON)                                                            41,100,563
                                                                                                            --------------
                                                                                                               244,974,795

Food and Beverages (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            665,700  Flowers Industries, Inc.                                                                   11,108,869
          1,666,800  U.S. Foodservice (NON)                                                                     70,734,825
                                                                                                            --------------
                                                                                                                81,843,694

Gas Pipelines (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,067,500  Coastal Corp.                                                                              42,232,969

Health Care (2.3%)
--------------------------------------------------------------------------------------------------------------------------
          3,241,900  AmeriSource Health Corp. Class A (NON) (AFF)                                               90,773,200
          4,252,800  HEALTHSOUTH Corp. (NON)                                                                    52,096,800
                                                                                                            --------------
                                                                                                               142,870,000

Lodging (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          2,596,900  Starwood Hotels & Resorts Worldwide, Inc.                                                  70,116,300

Medical Supplies and Devices (2.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,869,100  Biomet, Inc.                                                                               67,988,513
            851,000  VISX, Inc. (NON)                                                                           86,163,750
                                                                                                            --------------
                                                                                                               154,152,263

Networking (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            540,800  Exodus Communications, Inc. (NON)                                                          64,929,800
              9,528  Juniper Networks, Inc. (NON)                                                                1,547,705
                                                                                                            --------------
                                                                                                                66,477,505

Networking Equipment (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,150,900  Network Appliance, Inc. (NON)                                                              62,724,050

Oil and Gas (2.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,097,800  Baker Hughes, Inc.                                                                         38,217,163
          1,070,500  Burlington Resources Inc.                                                                  47,302,719
            932,600  Cooper Cameron Corp. (NON)                                                                 33,806,750
            893,100  Smith International, Inc. (NON)                                                            38,738,213
                                                                                                            --------------
                                                                                                               158,064,845

Packaging and Containers (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            880,200  Sealed Air Corp. (NON)                                                                     56,552,850

Pharmaceuticals and Biotechnology (7.1%)
--------------------------------------------------------------------------------------------------------------------------
            409,500  Allergan, Inc.                                                                             38,697,750
          1,602,200  Alza Corp. (NON)                                                                           77,906,975
          1,218,000  Biogen, Inc. (NON)                                                                         83,813,625
          1,686,000  IDEXX Laboratories, Inc. (NON)                                                             33,087,750
            806,300  Immunex Corp. (NON)                                                                        91,011,113
             42,100  Medimmune, Inc. (NON)                                                                       3,362,738
          1,016,800  PE Corp.- PE Biosystems Group                                                              57,004,350
          1,610,900  Watson Pharmaceuticals, Inc. (NON)                                                         55,475,369
                                                                                                            --------------
                                                                                                               440,359,670

Recreation (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,477,300  Royal Caribbean Cruises Ltd.                                                               69,433,100

Restaurants (1.8%)
--------------------------------------------------------------------------------------------------------------------------
          2,536,200  Darden Restaurants, Inc.                                                                   55,320,863
          1,372,600  Tricon Global Restaurants, Inc. (NON)                                                      55,847,663
                                                                                                            --------------
                                                                                                               111,168,526

Retail (8.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,544,600  Abercrombie & Fitch Co. Class A (NON)                                                      64,100,900
          1,373,300  Ann Taylor Stores Corp. (NON) (AFF)                                                        52,700,388
          1,817,800  Circuit City Stores, Inc.                                                                  85,891,050
          3,503,400  Family Dollar Stores, Inc.                                                                 73,352,438
            533,300  Kohls Corp. (NON)                                                                          40,564,131
          2,031,200  Linens 'N Things, Inc. (NON) (AFF)                                                         93,943,000
            911,800  Tandy Corp.                                                                                46,786,738
          2,879,000  TJX Cos., Inc. (The)                                                                       95,186,938
                                                                                                            --------------
                                                                                                               552,525,583

Semiconductors (5.8%)
--------------------------------------------------------------------------------------------------------------------------
          2,612,900  Altera Corp. (NON)                                                                         94,717,625
          1,422,800  Linear Technology Corp.                                                                    87,324,350
          1,651,500  Maxim Integrated Products Inc. (NON)                                                      105,799,219
          1,064,700  Vitesse Semiconductor Corp. (NON)                                                          68,007,713
                                                                                                            --------------
                                                                                                               355,848,907

Telecommunications (3.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,071,000  Allegiance Telecom, Inc. (NON)                                                             53,884,688
            943,200  Frontier Corp.                                                                             52,288,650
            945,800  Global TeleSystems Group, Inc. (NON)                                                       30,147,375
          1,936,618  McLeod, Inc. Class A (NON)                                                                 57,735,424
                                                                                                            --------------
                                                                                                               194,056,137

Telecommunications Equipment (3.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,533,900  ADC Telecommunications Inc. (NON)                                                          68,258,550
            816,600  QUALCOMM, Inc. (NON)                                                                      127,389,600
                                                                                                            --------------
                                                                                                               195,648,150

Textiles (3.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,568,160  Mohawk Industries, Inc. (NON)                                                              43,810,470
          3,223,300  Shaw Industries, Inc. (NON)                                                                67,890,756
          3,185,300  Westpoint Stevens, Inc. (NON) (AFF)                                                        86,799,640
                                                                                                            --------------
                                                                                                               198,500,866
                                                                                                            --------------
                     Total Common Stocks (cost $5,227,469,754)                                              $6,196,731,969

SHORT-TERM INVESTMENTS (0.6%) (a) (cost $37,178,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $37,178,000  Interest in $365,427,000 joint repurchase agreement dated July 30, 1999 with Credit Suisse First Boston
                       due August 2, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $37,193,615 for an
                       effective yield of 5.04%                                                             $   37,178,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $5,264,647,754) (b)                                            $6,233,909,969
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $6,164,353,908.

  (b) The aggregate identified cost on a tax basis is $5,277,043,283, resulting in gross unrealized appreciation and depreciation of $1,197,706,554 and $240,839,868, respectively, or net unrealized appreciation of $956,866,686.

(NON) Non-income-producing security.

(AFF) Affiliated Companies (Note 5).

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
July 31, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $5,264,647,754) (Note 1)                                        $6,233,909,969
-----------------------------------------------------------------------------------------------
Cash                                                                                        583
-----------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                              779,681
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               80,356,063
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       55,685,439
-----------------------------------------------------------------------------------------------
Total assets                                                                      6,370,731,735

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    105,726,709
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           88,871,198
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          7,412,888
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            1,440,725
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           112,832
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             11,946
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                2,476,228
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  325,301
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   206,377,827
-----------------------------------------------------------------------------------------------
Net assets                                                                       $6,164,353,908

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $4,255,738,563
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                               939,353,130
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          969,262,215
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $6,164,353,908

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,672,459,731 divided by 256,774,350 shares)                                           $14.30
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $14.30)*                                  $15.17
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,768,766,187 divided by 130,970,081 shares)**                                         $13.51
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($363,501 divided by 25,418 shares)**                                                    $14.30
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($150,573,190 divided by 10,819,968 shares)                                              $13.92
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $13.92)*                                  $14.42
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($572,191,299 divided by 39,420,142 shares)                                              $14.52
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended July 31, 1999
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (including dividend income of $51,448
from investments in affiliated issuers) (Note 5)                                   $ 19,391,857
-----------------------------------------------------------------------------------------------
Interest                                                                              8,331,145
-----------------------------------------------------------------------------------------------
Total investment income                                                              27,723,002

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     26,138,410
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        9,287,421
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        52,334
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         34,957
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 8,372,211
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                16,038,614
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   991,038
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 156,360
-----------------------------------------------------------------------------------------------
Registration fees                                                                       151,416
-----------------------------------------------------------------------------------------------
Auditing                                                                                 62,842
-----------------------------------------------------------------------------------------------
Legal                                                                                    42,312
-----------------------------------------------------------------------------------------------
Postage                                                                                 646,333
-----------------------------------------------------------------------------------------------
Other                                                                                   577,615
-----------------------------------------------------------------------------------------------
Total expenses                                                                       62,551,863
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (722,511)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         61,829,352
-----------------------------------------------------------------------------------------------
Net investment loss                                                                 (34,106,350)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (including realized gain of
$14,128,765 on sales of investments in affiliated issuers) (Notes 1, 3 and 5)       973,668,754
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                         (153,016,281)
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             820,652,473
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $786,546,123
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended July 31
                                                                                -------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                              $  (34,106,350) $  (28,250,857)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                    973,668,754     631,850,032
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                          (153,016,281)    127,375,274
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                786,546,123     730,974,449
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                        (249,821,333)   (207,841,199)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                        (127,241,919)   (102,991,533)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                         (10,117,862)     (8,092,094)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                         (21,567,832)    (18,662,362)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   504,115,872     716,470,714
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        881,913,049   1,109,857,975

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 5,282,440,859   4,172,582,884
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $-- and $--, respectively)                                             $6,164,353,908  $5,282,440,859
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                           Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.49           $12.52            $9.79            $9.23            $7.09
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.05)(c)         (.05)(c)         (.03)(c)         (.03)             .02
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           1.89             1.98             3.43             1.45             2.18
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.84             1.93             3.40             1.42             2.20
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.03)            (.96)            (.67)            (.86)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.03)            (.96)            (.67)            (.86)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $14.30           $13.49           $12.52            $9.79            $9.23
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              15.08            16.90            36.25            16.64            31.22
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $3,672,460       $3,279,628       $2,626,464       $1,220,639         $859,403
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                            .94              .98             1.04             1.10             1.07
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                     (.41)            (.38)            (.25)            (.29)             .26
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             155.40           110.60            82.91           106.58           114.51
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                          Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $12.89           $12.09            $9.55            $9.08            $7.03
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.14)(c)         (.14)(c)         (.11)(c)         (.10)(c)         (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           1.79             1.90             3.32             1.43             2.14
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.65             1.76             3.21             1.33             2.11
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.03)            (.96)            (.67)            (.86)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.03)            (.96)            (.67)            (.86)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.51           $12.89           $12.09            $9.55            $9.08
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              14.27            16.05            35.14            15.88            30.19
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $1,768,766       $1,585,961       $1,212,589         $488,085         $258,522
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                           1.69             1.73             1.79             1.81             1.82
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                    (1.16)           (1.13)            (.99)           (1.03)            (.51)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             155.40           110.60            82.91           106.58           114.51
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    For the period
Per-share                                                                                                           July 26, 1999+
operating performance                                                                                                 to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $14.54
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                                               --(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                                               (.24)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                    (.24)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $14.30
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                                  (1.65)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                           $364
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                                                                                .01*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                                                                         (.01)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                 155.40
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                           Dec. 8, 1994+
operating performance                                                  Year ended July 31                             to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.22           $12.34            $9.72            $9.19            $6.73
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.12)(c)         (.11)(c)         (.08)(c)         (.08)(c)         (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           1.85             1.95             3.37             1.47             2.53
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.73             1.84             3.29             1.39             2.52
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.03)            (.96)            (.67)            (.86)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.03)            (.96)            (.67)            (.86)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.92           $13.22           $12.34            $9.72            $9.19
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              14.53            16.38            35.35            16.37            37.63*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $150,573         $128,259          $90,788          $22,232           $3,148
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                           1.44             1.48             1.54             1.54             1.06*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                     (.91)            (.88)            (.73)            (.82)            (.31)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             155.40           110.60            82.91           106.58           114.51
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                          March 28, 1995+
operating performance                                                  Year ended July 31                             to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.64           $12.61            $9.84            $9.24            $7.83
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.02)(c)         (.02)(c)           --(c)            --              .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           1.93             2.01             3.44             1.46             1.40
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.91             1.99             3.44             1.46             1.41
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.03)            (.96)            (.67)            (.86)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.03)            (.96)            (.67)            (.86)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $14.52           $13.64           $12.61            $9.84            $9.24
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              15.44            17.26            36.49            17.07            18.01*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $572,191         $288,593         $242,742          $63,330          $42,717
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                            .69              .73              .79              .81              .29*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                     (.17)            (.13)             .02             (.01)             .10*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             155.40           110.60            82.91           106.58           114.51
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
July 31, 1999

Note 1
Significant accounting policies

Putnam Vista Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks selected for above-average growth potential and that involve certain risks. The fund may also trade securities for short-term profits.

The fund offers class A, class B, class C, class M and class Y shares. The fund began offering class C shares on July 26, 1999. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B shares, class C shares and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended July 31, 1999 the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, net operating loss and accretion/amortization. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended July 31, 1999, the fund reclassified $34,106,350 to decrease accumulated net investment loss and $22,383 to increase paid-in-capital, with a decrease to accumulated net realized gains of $34,128,733. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended July 31, 1999, fund expenses were reduced by $722,511 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,521 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of .025%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended July 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $1,029,409 and $40,413 from the sale of class A and class M shares, respectively, and $2,303,056 and no monies in contingent deferred sales charges from redemptions of class B shares and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended July 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $55,267 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended July 31, 1999, purchases and sales of investment securities other than short-term investments aggregated $8,569,307,202 and $8,220,986,273, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At July 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     90,285,502    $ 1,181,101,401
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   19,741,002        237,089,484
-----------------------------------------------------------------------------
                                               110,026,504      1,418,190,885

Shares
repurchased                                    (96,354,534)    (1,269,835,707)
-----------------------------------------------------------------------------
Net increase                                    13,671,970    $   148,355,178
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    100,554,869     $1,276,496,212
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   17,501,153        197,237,962
-----------------------------------------------------------------------------
                                               118,056,022      1,473,734,174

Shares
repurchased                                    (84,813,029)    (1,073,796,615)
-----------------------------------------------------------------------------
Net increase                                    33,242,993     $  399,937,559
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     32,910,754       $408,231,770
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   10,324,674        117,597,920
-----------------------------------------------------------------------------
                                                43,235,428        525,829,690

Shares
repurchased                                    (35,300,737)      (439,040,293)
-----------------------------------------------------------------------------
Net increase                                     7,934,691       $ 86,789,397
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     35,912,944      $ 440,380,182
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    8,790,956         95,118,377
-----------------------------------------------------------------------------
                                                44,703,900        535,498,559

Shares
repurchased                                    (21,992,849)      (269,973,540)
-----------------------------------------------------------------------------
Net increase                                    22,711,051      $ 265,525,019
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                                 (commencement of operations)
                                                             to July 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         25,418           $363,404
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    25,418            363,404

Shares
repurchased                                             --                 --
-----------------------------------------------------------------------------
Net increase                                        25,418           $363,404
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      5,073,773       $ 65,459,985
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      839,474          9,838,634
-----------------------------------------------------------------------------
                                                 5,913,247         75,298,619

Shares
repurchased                                     (4,794,756)       (61,863,878)
-----------------------------------------------------------------------------
Net increase                                     1,118,491       $ 13,434,741
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1998
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      4,570,124       $ 57,200,814
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      686,370          7,605,041
-----------------------------------------------------------------------------
                                                 5,256,494         64,805,855

Shares
repurchased                                     (2,911,068)       (36,613,684)
-----------------------------------------------------------------------------
Net increase                                     2,345,426       $ 28,192,171
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     24,211,223       $335,781,867
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,772,091         21,566,352
-----------------------------------------------------------------------------
                                                25,983,314        357,348,219

Shares
repurchased                                     (7,720,337)      (102,175,067)
-----------------------------------------------------------------------------
Net increase                                    18,262,977       $255,173,152
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      6,182,440       $ 79,819,359
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,640,121         18,662,362
-----------------------------------------------------------------------------
                                                 7,822,561         98,481,721

Shares
repurchased                                     (5,909,265)       (75,665,756)
-----------------------------------------------------------------------------
Net increase                                     1,913,296       $ 22,815,965
-----------------------------------------------------------------------------




Note 5
Transactions with affiliated issuers

Transactions during the year with companies in which the fund owns at least 5% of the voting securities were as follows:

                                                  Purchase              Sales           Dividend             Market
Affiliates                                            cost               cost             Income              Value
-------------------------------------------------------------------------------------------------------------------
Name of affiliate
-------------------------------------------------------------------------------------------------------------------
AmeriSource Health Corp.
  Class A                                      $94,376,089         $7,020,764            $    --        $90,773,200
Ann Taylor Stores Corp.                         60,884,265                 --                 --         52,700,388
Dominicks Supermarkets Inc.                     15,347,494         49,899,397                 --                 --
Furniture Brands
  International Inc.                            68,962,065         13,853,256                 --         80,190,000
Linens 'N Things, Inc.                          33,923,321         12,072,233                 --         93,943,000
Westpoint Stevens, Inc.                         71,593,024         22,700,582             51,448         86,799,640
-------------------------------------------------------------------------------------------------------------------
  Totals                                      $345,086,258       $105,546,232            $51,448       $404,406,228




Federal tax information

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $809,312,865 as capital gain, for its taxable year ended July 31, 1999.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]**

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Eric Wetlaufer
Vice President and Fund Manager

Anthony C. Santosus
Vice President and Fund Manager

Dana Clark
Vice President and Fund Manager

Margery Parker
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Vista Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


AN015-54554 006/317/515/376 9/99



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Vista Fund
Supplement to Annual Report dated 7/31/99
The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return
for periods ended 7/31/99                                NAV

1 year                                                  15.44
5 years                                                184.13
Annual average                                          23.23
10 years                                               387.66
Annual average                                          17.17
Annual average
(Life of fund since class A inception, 6/3/68)          11.83

Share value:                                             NAV

7/31/98                                                $13.64
7/31/99                                                $14.52
----------------------------------------------------------------------------
Distributions:     No.      Income       Capital gains         Total
                    1        0.00           1.028              1.028
----------------------------------------------------------------------------

Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.